Transactions with Related Parties (Details)	9 Months Ended						0 Months Ended		0 Months Ended		9 Months Ended		0 Months Ended	9 Months Ended		0 Months Ended			0 Months Ended
	Mar. 31, 2014 item	Mar. 31, 2014 SeaDor	Jul. 29, 2013 SeaDor	Jul. 29, 2013 SeaDor Common stock USD ($)	Jul. 29, 2013 SeaDor Common stock NOK	Mar. 31, 2014 Scorpio	Nov. 26, 2013 Scorpio Asset acquisition USD ($) item	Nov. 26, 2013 Scorpio Asset acquisition NOK	Nov. 26, 2013 Scorpio Asset acquisition Common stock	Jul. 26, 2013 Manager USD ($)	Mar. 31, 2014 Manager USD ($)	Jul. 29, 2013 Chairman / Mr. John Hadjipateras	Jul. 26, 2013 Chairman / Mr. John Hadjipateras Eagle Ocean Transport	Mar. 31, 2014 Chairman / Mr. John Hadjipateras Eagle Ocean Transport USD ($)	Jul. 26, 2013 Vice President of Chartering, Insurance and Legal, Nigel Grey-Turner HSSL	Jul. 29, 2013 SeaCor LPG I LLC (Comet) SeaDor Asset acquisition USD ($) item	Jul. 29, 2013 SeaCor LPG I LLC (Comet) SeaDor Asset acquisition USD ($)	Jul. 29, 2013 SeaCor LPG I LLC (Comet) SeaDor Asset acquisition NOK	Jul. 29, 2013 SeaCor LPG I LLC (Comet) SeaDor Asset acquisition Common stock
Transactions with related parties
Capital charge (as a percent)																6.00%
Interest transferred to Dorian LPG Ltd. (as a percent)							100.00%										100.00%	100.00%
Number of VLGC vessels acquired	19															1
Number of VLGCs with option rights to construct																1.5
Number of shares of common stock issued									7,990,425										4,667,135
Value of common stock (per share)				$ 12.66	75.00		$ 15.16	92.50									$ 12.66	75.00
Ownership interest (as a percent)		19.30%	25.00%			26.50%						25.00%	100.00%		100.00%
Number of entities acquired							13
Number of vessels acquired per subsidiary							1
Monthly management fee per vessel										$ 93,750
Advance payments period										1 month
Management fees for vessels											3,028,889
Monthly pre-delivery fee per vessel										15,000
Pre-delivery fees paid											1,229,003
Pre-delivery fees expensed											93,467
Pre-delivery fees capitalized											1,135,536
Percentage of shipbroker fee rebated to it as compensation for its services that can be retained													100.00%
Shipbroker rebates paid to related party														457,940
Amount reimbursed out of cost incurred for equity issuances and debt restructuring														293,869
Transaction value allocated to assets purchased
Cash							1,930,000
Cash acquired from acquisition																49,854,870
Purchase contract for VLGC newbuilding contracts (includes advance payment)							119,386,040										7,009,675
Purchase option contracts																	2,529,126
Total consideration							$ 121,316,040										$ 59,393,671